Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets
7. Prepayment and Other Current Assets
The following is a summary of prepayment and other current assets as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred expenses for learning services	43,202	45,683
Prepayment for promotion fees	42,696	39,955
Prepayment for value-added taxes	38,315	31,765
Loans to third parties	—	26,424
Prepayment for content fees	9,543	8,785
Prepayment for share repurchases	—	8,370
Prepaid sales commission	2,263	8,277
Prepayment for technical support fees	—	7,762
Prepayment for rental expenses	7,247	2,213
Others	39,311	28,543

Total	182,577	207,777